Other liabilities (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Composition by maturity of financial leasing and details of operating leases
Total	R$ 857,212	R$ 1,063,649
Due within one year
Composition by maturity of financial leasing and details of operating leases
Total	564,337	578,965
From 1 to 2 years
Composition by maturity of financial leasing and details of operating leases
Total	256,327	375,073
From 2 to 3 years
Composition by maturity of financial leasing and details of operating leases
Total	R$ 36,548	R$ 109,611